SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments | segment	3
Restricted Cash	$ 3,000,000	$ 3,000,000
Reserve for doubtful accounts	717,418	1,114,183
Inventory valuation reserve	791,307	353,994
Sales discount	11,900,000	10,700,000
Fair value transfers between measurement levels	0	0
Revenue Service credits totaling	11,580,468
Shareholders' equity	$ 89,760,383	$ 168,862,014